LONG-TERM BORROWINGS DUE TO RELATED PARTIES (Tables)	6 Months Ended
Dec. 31, 2025
LONG-TERM BORROWINGS DUE TO RELATED PARTIES
Schedule of long-term borrowings due to related party

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Long-term borrowings due to related parties:		(Unaudited)	(Unaudited)
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due in April 29, 2027	¥10,000,000	¥10,000,000	$1,429,981
Total long-term borrowings due to related parties	¥10,000,000	¥10,000,000	$1,429,981